Supplementary Cash Flow Information - Summary of Cash and Cash Equivalents (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Cash Flow Statement [Abstract]
Cash	$ 322,560	$ 16,700
Short-term guaranteed investment certificates		85,100
Total cash and cash equivalents	$ 322,560	$ 101,800	$ 15,397